Payments, by Government - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 6,904,681	$ 2,491,662	$ 289,393	$ 4,278,733	$ 61,394	$ 183,972	$ 14,209,834
ANGOLA
Total	80,086	303,386	663	1,330,190	20,000	3,265	1,737,589
ANGOLA | Agencia Nacional de Petroleo Gas e Bioco [Member]
Total				380,536		3,265	383,801
ANGOLA | Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]
Total				1,763			1,763
ANGOLA | ANPG Agencia NPG Biocombustiveis [Member]
Total					8,000		8,000
ANGOLA | ANPG Bonus de Assinatura [Member]
Total					12,000		12,000
ANGOLA | Banco Nacional de Angola [Member]
Total	74,970	303,386					378,355
ANGOLA | Caixa do Tesouro Nacional [Member]
Total			663				663
ANGOLA | Ministry of Finance [Member]
Total	718						718
ANGOLA | Ministry of Mineral Resources Oil and Gas [Member]
Total	4,398						4,398
ANGOLA | Sonangol Pesquisa & Produção [Member]
Total				947,892			947,892
ARGENTINA
Total	74,069	153,198	357				227,624
ARGENTINA | Administración Federal de Ingresos Públicos [Member]
Total	55,058						55,058
ARGENTINA | Direccion General Rentas Capital [Member]
Total	8,502						8,502
ARGENTINA | Rentas Generales Neuquen [Member]
Total	10,509	153,198	357				164,064
AUSTRALIA
Total	3,332,548		26,184			27,331	3,386,062
AUSTRALIA | Australian Earth Science Education [Member]
Total						415	415
AUSTRALIA | Australian Taxation Office [Member]
Total	3,215,866						3,215,866
AUSTRALIA | Construction Training Fund [Member]
Total			768				768
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total			1,100				1,100
AUSTRALIA | Department of Finance [Member]
Total			486				486
AUSTRALIA | Department of Industry, Science and Resources [Member]
Total	104,533						104,533
AUSTRALIA | Department of Jobs, Tourism, Science and Innovation [Member]
Total			66			26,784	26,850
AUSTRALIA | Department of Planning, Lands and Heritage [Member]
Total			2,308				2,308
AUSTRALIA | Department of Transport [Member]
Total			659				659
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total			1,037				1,037
AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total			1,738				1,738
AUSTRALIA | National Offshore Petroleum Titles Administrator [Member]
Total			4,295				4,295
AUSTRALIA | Pilbara Port Authority [Member]
Total			906				906
AUSTRALIA | Shire of Ashburton [Member]
Total	12,149		8,690			131	20,970
AUSTRALIA | Western Australian Land Authority [Member]
Total			4,130				4,130
BANGLADESH
Total	95,259		701	746,625		200	842,786
BANGLADESH | Government of Bangladesh [Member]
Total	95,259		701	746,625		200	842,786
BRAZIL
Total			648		25,087		25,735
BRAZIL | Agência Nacional do Petróleo, Gás Natural e Biocombustíveis [Member]
Total			648		25,087		25,735
CAMEROON
Total			223			750	973
CAMEROON | Direction Des Grandes Entreprises [Member]
Total			113				113
CAMEROON | Ministère des Finances [Member]
Total							111
Total			111
CAMEROON | Societe Nationale Des Hydrocarbures [Member]
Total						750	750
CANADA
Total	523,815	250,951	11,812				786,578
CANADA | Alberta Energy Regulator [Member]
Total			1,780				1,780
CANADA | Canada Development Investment Corporation [Member]
Total		28,481					28,481
CANADA | Canada Newfoundland & Labrador Offshore Petroleum Board [Member]
Total			9,527				9,527
CANADA | Government of Alberta [Member]
Total	106,215		238				106,453
CANADA | Government of Newfoundland and Labrador [Member]
Total		83,052					83,052
CANADA | Minister of Finance [Member]
Total			267				267
CANADA | Municipal District of Greenview [Member]
Total	2,604						2,604
CANADA | Provincial Treasurer [Member]
Total		30,099					30,099
CANADA | Receiver General for Canada [Member]
Total	414,996	109,319					524,315
CHINA
Total	30,689		11,923				42,612
CHINA | Guangdong Provincial Tax Bureau [Member]
Total	485		745				1,230
CHINA | Kaizhou Tax Bureau [Member]
Total	6,100						6,100
CHINA | Tianjin Tax Bureau [Member]
Total	14,618		11,179				25,796
CHINA | XuanHan Tax Bureau [Member]
Total	9,486						9,486
COLOMBIA
Total			1,233				1,233
COLOMBIA | Agencia Nacional de Hidrocarburos [Member]
Total			1,233				1,233
CONGO, THE DEMOCRATIC REPUBLIC OF THE
Total	23,446		209	3,573			27,227
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Ministry of Finance [Member]
Total	1,170		209				1,379
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Direction Generale Du Tresor [Member]
Total	22,275						22,275
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Societe Nationale des Petroles du Congo [Member]
Total				3,573			3,573
CYPRUS
Total						642	642
CYPRUS | Ministry of Energy Commerce and Industry [Member]
Total						642	642
EGYPT
Total					700		700
EGYPT | Egyptian Natural Gas Holding Company [Member]
Total					600		600
EGYPT | South Valley Egyptian Petroleum Holding [Member]
Total					100		100
EQUATORIAL GUINEA
Total	113,600	135,778	2,008	338,286	2,000	1,497	593,169
EQUATORIAL GUINEA | GE Petrol [Member]
Total				119,477			119,477
EQUATORIAL GUINEA | Ministerio de Minas e Hidrocarburos [Member]
Total		135,778	1,517	218,809		1,497	357,600
EQUATORIAL GUINEA | Tesoro Público [Member]
Total	113,600		491		2,000		116,092
INDONESIA
Total	8,223						8,223
INDONESIA | Directorate General of Taxes [Member]
Total	8,223						8,223
ISRAEL
Total	265,133	128,376					393,509
ISRAEL | Ministry of Finance [Member]
Total	265,133						265,133
ISRAEL | Ministry of Energy [Member]
Total		128,376					128,376
KAZAKHSTAN
Total	137,419						137,419
KAZAKHSTAN | The State Revenue Committee [Member]
Total	137,419						137,419
SAUDI ARABIA
Total	675,608	407,017				5,000	1,087,626
SAUDI ARABIA | Saudi Arabian Monetary Authority [Member]
Total	675,608	407,017					1,082,626
SAUDI ARABIA | Saudi Petroleum Services Polytechnic [Member]
Total						5,000	5,000
MEXICO
Total			47,224				47,224
MYANMAR
Total	6,561						6,561
MYANMAR | Large Taxpayers’ Office [Member]
Total	6,561						6,561
NAMIBIA
Total					500		500
NAMIBIA | NAMCOR Exploration and Production [Member]
Total					500		500
NIGERIA
Total	487,377	256,302	159,324	1,860,059		145,157	2,908,219
NIGERIA | Federal Inland Revenue Service [Member]
Total	487,377		3,456				490,832
NIGERIA | Nigerian Export Supervision Scheme [Member]
Total			3,456				3,456
NIGERIA | Nigerian National Petroleum Company Limited [Member]
Total				$ 1,860,059			1,860,059
NIGERIA | Nigerian Upstream Petroleum Regulatory Commission [Member]
Total		256,302	152,412				408,714
NIGERIA | Host Communities Development Trust [Member]
Total						38,961	38,961
NIGERIA | Niger Delta Development Commission [Member]
Total						106,196	106,196
SURINAME
Total			125			130	255
SURINAME | Staatsolie Maatschappij Suriname N V [Member]
Total			125			$ 130	255
THAILAND
Total	107,421	117,793			3,485		228,699
THAILAND | Ministry of Energy, Department of Mineral Fuels [Member]
Total		117,793			3,485		121,278
THAILAND | Ministry of Finance, Revenue Department [Member]
Total	107,421						107,421
UNITED KINGDOM
Total	124,256						124,256
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	124,256						124,256
UNITED STATES
Total	819,172	738,860	26,760		9,622		1,594,414
UNITED STATES | Bureau of Land Management [Member]
Total			1,427				1,427
UNITED STATES | Department of the Interior [Member]
Total			7,371		$ 9,622		16,993
UNITED STATES | Internal Revenue Service [Member]
Total	$ 819,172						819,172
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 738,860	17,211				756,071
UNITED STATES | US Department of Justice [Member]
Total			751				751
Fondo Mexicano Del Petroleo [Member]
Total			40,880				40,880
Servicio De Administracion Tributaria [Member]
Total			$ 6,343				$ 6,343